Share-Based Payment - Additional information (Detail)								12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Dec. 15, 2017	Dec. 15, 2016	Dec. 09, 2016	Jun. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	23,600	16,500	16,500
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised								268,000	1,200	35,000
Number of options granted								824,200	998,500	359,060
Share Option [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant							Jun. 21, 2016
Share based payment arrangement, shares exercised				1,100			154,100
Vesting period (years)					10 years		10 years	10 years
Share Option [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant						Dec. 09, 2016
Share based payment arrangement, shares exercised						74,960
Vesting period (years)						10 years
Share Option [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant					12/15/2016
Share Option [member] | 2018 grant date eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								10 years
Share Option [member] | 2018 grant date nine [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								10 years
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					25.00%		25.00%	25.00%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 11/19/2015 [member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%		12.50%	12.50%
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						18,740
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | Date of Grant 12/15/2015 [member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised						9,370
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								25.00%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date eight [member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								25.00%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | 24 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | 36 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%
Share Option [member] | Top of range [member] | 2018 grant date nine [member] | 48 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%